Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2020
Other payables and accrued liabilities
Other payables and accrued liabilities

17.         Other payables and accrued liabilities

The components of other payables and accrued liabilities are as follows:

	December 31,	December 31,
	2019	2020
	US$	US$
Contract deposit	98,280,724	362,269,545
Accrued expenses	47,003,084	53,680,543
Debt extinguishment costs	11,665,069	404,042
Deed tax and maintenance fund withheld for customers	8,272,296	35,913,618
Bidding deposit	4,213,479	4,504,908
Welfare payable	1,480,963	1,583,453
Other tax payable	26,734,901	32,595,593
Accrued aircraft operating expense	1,654,945	1,599,639
Accrued interest expense	38,893,375	20,935,671
Purchase consideration payable for asset acquisitions and business combinations	66,868,333	38,624,175
Others	18,096,825	43,365,254

Total	323,163,994	595,476,441